REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease income	$ 8,200	$ 6,700
Income relating to variable lease payments for operating leases that do not depend on index or rate	182	147
Construction Services [Member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	5,700	7,500
Brazilian water and wastewater services [Member] | Private Equity | Service concession arrangements [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 10,400	$ 8,900
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	23 years	24 years
Nuclear Power Generation | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 9,200	$ 9,300